Loans Payable (Details) - Schedule of loans payable - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Loans Payable (Details) - Schedule of loans payable [Line Items]
Opening Balance		$ 132,833
Ending Balance		115,546
Issued during the year		2,305
Extinguished during the year	(108,825)	(11,832)
Accretion		1,542
Effects of currency translation	(6,721)	(9,302)
0.1% Loan [Member]
Loans Payable (Details) - Schedule of loans payable [Line Items]
Opening Balance		24,528
Ending Balance		22,754
Issued during the year
Extinguished during the year	(21,076)
Accretion
Effects of currency translation	(1,678)	(1,774)
Related party 6% Loans [Member]
Loans Payable (Details) - Schedule of loans payable [Line Items]
Opening Balance		41,326
Ending Balance		39,819
Issued during the year
Extinguished during the year	(36,883)
Accretion		1,542
Effects of currency translation	(2,936)	(3,049)
Related party LOC [Member]
Loans Payable (Details) - Schedule of loans payable [Line Items]
Opening Balance		66,979
Ending Balance		52,973
Issued during the year		2,305
Extinguished during the year	(50,866)	(11,832)
Accretion
Effects of currency translation	$ (2,107)	$ (4,479)